Derivatives, Sold and Purchased Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 5,178	$ 5,826
Notional amount Protection sold	38,403	47,699
Notional amount Protection sold non investment grade	23,817	29,075
Notional amount Protection purchased with identical underlyings	18,372	26,495
Notional Net protection sold	20,031	21,204
Notional Other protection purchased	17,843	16,955
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	3,308	4,145
Notional amount Protection sold	4,691	5,825
Notional amount Protection sold non investment grade	4,300	5,246
Notional amount Protection purchased with identical underlyings	2,194	4,948
Notional Net protection sold	2,497	877
Notional Other protection purchased	1,335	2,482
Range of maturities, from	2016	2016
Range of maturities, to	2056	2056
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	68	12
Notional amount Protection sold	3,006	2,700
Notional amount Protection sold non investment grade	843	909
Notional amount Protection purchased with identical underlyings	2,341	2,167
Notional Net protection sold	665	533
Notional Other protection purchased	912	1,106
Range of maturities, from	2012	2011
Range of maturities, to	2017	2017
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1,002	810
Notional amount Protection sold	24,634	30,445
Notional amount Protection sold non investment grade	14,043	16,360
Notional amount Protection purchased with identical underlyings	13,329	17,978
Notional Net protection sold	11,305	12,467
Notional Other protection purchased	9,404	9,440
Range of maturities, from	2012	2011
Range of maturities, to	2021	2020
Total asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	76	128
Notional amount Protection sold	83	144
Notional amount Protection sold non investment grade	83	144
Notional amount Protection purchased with identical underlyings	8	46
Notional Net protection sold	75	98
Notional Other protection purchased	116	142
Range of maturities, from	2037	2037
Range of maturities, to	2046	2046
Loan deliverable credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	2	2
Notional amount Protection sold	460	481
Notional amount Protection sold non investment grade	453	456
Notional amount Protection purchased with identical underlyings	355	391
Notional Net protection sold	105	90
Notional Other protection purchased	251	261
Range of maturities, from	2012	2011
Range of maturities, to	2016	2014
Other [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	9	12
Notional amount Protection sold	4,172	6,127
Notional amount Protection sold non investment grade	3,637	5,348
Notional amount Protection purchased with identical underlyings	126	41
Notional Net protection sold	4,046	6,086
Notional Other protection purchased	4,422	2,745
Range of maturities, from	2012	2011
Range of maturities, to	2056	2056
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	713	717
Notional amount Protection sold	1,357	1,977
Notional amount Protection sold non investment grade	458	612
Notional amount Protection purchased with identical underlyings	19	924
Notional Net protection sold	1,338	1,053
Notional Other protection purchased	$ 1,403	$ 779
Range of maturities, from	2049	2049
Range of maturities, to	2052	2052